TIAA-CREF FUNDS

SUPPLEMENT NO. 3
dated July 19, 2019
to the Statement of Additional Information (“SAI”)
dated March 1, 2019, November 16, 2018 and August 1, 2018,
as supplemented through May 31, 2019

At a special meeting of the shareholders of the TIAA-CREF Funds (the “Trust”) held on July 17, 2019, the nine current members of the Board of Trustees of the Trust (the “Board”) were elected to serve indefinite terms until their respective successors take office. At this meeting, the shareholders of the Trust also elected Joseph A. Boateng to serve as a new member of the Board.

Therefore, effective immediately, the total number of Trustees as set forth in the first sentence of the first paragraph currently appearing under the sub-section entitled “Board leadership structure and related matters” of the sub-section entitled “The Board of Trustees” of the section entitled “Management of the Trust” on page 38 of the SAI is hereby increased from nine to ten.

Effective immediately, the following entry is hereby added in the “Disinterested Trustees” chart currently appearing under the section entitled “Management of the Trust” beginning on page 40 of the SAI:

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen	Other directorships held
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002). Mr. Boateng has particular experience in investments, pensions, and public finance.	89	Board member, Year Up Puget Sound; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.

Effective immediately, the following entry is hereby added to the chart currently appearing under the sub-section entitled “Equity ownership of the Trustees” of the section entitled “Management of the Trust” on page 43 of the SAI:

Name	Dollar range of equity securities in the registrant	Aggregate dollar range of equity securities in all registered investment companies overseen in family of investment companies
Joseph A. Boateng*	None	None
*	As of December 31, 2018, Mr. Boateng was not yet a Trustee.

Effective immediately, the following paragraph hereby replaces in its entirety the sixth paragraph under the sub-section entitled “Trustee and officer compensation” of the section entitled “Management of the Trust” beginning on page 44 of the SAI:

The TIAA-CREF Fund Complex has a long-term compensation plan for Trustees. Currently, under this unfunded deferred compensation plan, annual contributions equal to $100,000 are allocated to notional investments in TIAA-CREF Fund Complex products (such as certain CREF annuities and/or certain Funds) selected by each Trustee. After the Trustee leaves the Board, benefits will be paid in a lump sum or in annual installments over a period of 2 to 20 years, as requested by the Trustee. The Board may waive the mandatory retirement policy for the Trustees, which would delay the commencement of benefit payments until after the Trustee eventually retires from the Board. Pursuant to a separate deferred compensation plan, Trustees also have the option to defer payments of their basic retainer, additional retainers and/or meeting fees and allocate those amounts to notional investments in TIAA-CREF Fund Complex products (such as certain CREF annuities and/or certain Funds) selected by each Trustee. Benefits under that plan are also paid in a lump sum or in annual installments over a period of 2 to 20 years, as requested by the Trustee. The compensation table above does not reflect any payments under the long-term compensation plan.

As he was not yet a Trustee, Joseph A. Boateng received no compensation in the capacity of a trustee to the Trust from the TIAA-CREF Fund Complex during the fiscal years ended March 31, 2018 and October 31, 2018. However, effective December 4, 2018, Mr. Boateng was retained as a consultant to the Board of the Trust. For the period December 4, 2018 through July 17, 2019, Mr. Boateng received a consulting fee, in cash, equal to the compensation paid to an independent Trustee of the Trust.

Joseph A. Boateng will serve as a member of the Investment and Operations Committees. Effective immediately, Joseph A. Boateng is added to the lists of current members of such Board committees in sections (2) and (6) currently appearing under the sub-section entitled “Board committees” of the section entitled “Management of the Trust” beginning on page 45 of the SAI.

A40589 (7/19)

TIAA-CREF FUNDS: FUNDS-OF-FUNDS

TIAA-CREF Lifecycle Funds
TIAA-CREF Lifecycle Index Funds
TIAA-CREF Lifestyle Funds
TIAA-CREF Managed Allocation Fund
(series of the TIAA-CREF Funds)

SUPPLEMENT NO. 2
dated July 19, 2019
to the Statement of Additional Information (“SAI”)
dated October 1, 2018

At a special meeting of the shareholders of the TIAA-CREF Funds (the “Trust”) held on July 17, 2019, the nine current members of the Board of Trustees of the Trust (the “Board”) were elected to serve indefinite terms until their respective successors take office. At this meeting, the shareholders of the Trust also elected Joseph A. Boateng to serve as a new member of the Board.

Therefore, effective immediately, the total number of Trustees as set forth in the first sentence of the first paragraph currently appearing under the sub-section entitled “Board leadership structure and related matters” of the sub-section entitled “The Board of Trustees” of the section entitled “Management of the Trust” on page 31 of the SAI is hereby increased from nine to ten.

Effective immediately, the following entry is hereby added in the “Disinterested Trustees” chart currently appearing under the section entitled “Management of the Trust” beginning on page 33 of the SAI:

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen	Other directorships held
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002-2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002). Mr. Boateng has particular experience in investments, pensions, and public finance.	89	Board member, Year Up Puget Sound; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.

Effective immediately, the following entry is hereby added to the chart currently appearing under the sub-section entitled “Equity ownership of the Trustees” of the section entitled “Management of the Trust” on page 36 of the SAI:

Name	Dollar range of equity securities in the registrant	Aggregate dollar range of equity securities in all registered investment companies overseen in family of investment companies
Joseph A. Boateng*	None	None
*	As of December 31, 2018, Mr. Boateng was not yet a Trustee.

Effective immediately, the following paragraph hereby replaces in its entirety the fourth paragraph under the sub-section entitled “Trustee and officer compensation” of the section entitled “Management of the Trust” beginning on page 36 of the SAI:

The TIAA-CREF Fund Complex has a long-term compensation plan for Trustees. Currently, under this unfunded deferred compensation plan, annual contributions equal to $100,000 are allocated to notional investments in TIAA-CREF Fund Complex products (such as certain CREF annuities and/or certain Funds) selected by each

Trustee. After the Trustee leaves the Board, benefits will be paid in a lump sum or in annual installments over a period of 2 to 20 years, as requested by the Trustee. The Board may waive the mandatory retirement policy for the Trustees, which would delay the commencement of benefit payments until after the Trustee eventually retires from the Board. Pursuant to a separate deferred compensation plan, Trustees also have the option to defer payments of their basic retainer, additional retainers and/or meeting fees and allocate those amounts to notional investments in TIAA-CREF Fund Complex products (such as certain CREF annuities and/or certain Funds) selected by each Trustee. Benefits under that plan are also paid in a lump sum or in annual installments over a period of 2 to 20 years, as requested by the Trustee. The compensation table above does not reflect any payments under the long-term compensation plan.

As he was not yet a Trustee, Joseph A. Boateng received no compensation in the capacity of a trustee to the Trust from the TIAA-CREF Fund Complex during the fiscal year ended May 31, 2018. However, effective December 4, 2018, Mr. Boateng was retained as a consultant to the Board of the Trust. For the period December 4, 2018 through July 17, 2019, Mr. Boateng received a consulting fee, in cash, equal to the compensation paid to an independent Trustee of the Trust.

Joseph A. Boateng will serve as a member of the Investment and Operations Committees. Effective immediately, Joseph A. Boateng is added to the lists of current members of such Board committees in sections (2) and (6) currently appearing under the sub-section entitled “Board committees” of the section entitled “Management of the Trust” beginning on page 37 of the SAI.

A40590 (7/19)